13F-HR
9/30/01

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,
2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York October 25,
2001

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value total:	$112,573


List of Other Included Managers:

No.	13F File Number		Name











FORM 13F INFORMATION TABLE






























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

3225

208035

SH



Sole



208035


Abercrombie and Fitch Co.

COM

002896207

6157

350000

SH



Sole



350000


Amgen Inc

COM

031162100

10549

179500

SH



Sole



179500


Boeing Company

COM

097023105

3350

100000

SH



Sole



100000


Chicago Bridge & Iron Co NV

COM

167250109

6986

350200

SH



Sole



350200


Citigroup Inc

COM

172967101

2025

50000

SH



Sole



50000


Coastcast

COM

19057T108

900

200000

SH



Sole



200000


Dell Computer Corp

COM

247025109

3014

162661

SH



Sole



162661


Devry Inc

COM

251893103

5511

153500

SH



Sole



153500


Disney

COM

254687106

1862

100000

SH



Sole



100000


Ditech Communications Corp

COM

25500M103

620

147500

SH



Sole



147500


Dow Chemical Co

COM

260543103

6552

200000

SH



Sole



200000


Exodus

COM

302088109

60

350000

SH



Sole



350000


Flowserve Corporation

COM

34354P105

6606

334500

SH



Sole



334500


Genuity

COM

37248E103

1099

700000

SH



Sole



700000


Goodyear Tire and Rubber Co

COM

382550101

9215

500000

SH



Sole



500000


Guidant Corporation

COM

401698105

3465

90000

SH



Sole



90000


Immunex Corp

COM

452528102

7472

400000

SH



Sole



400000


Magna Intl Inc. Class A

Sub-voting Cmn
559222401

5766

109300

SH



Sole



109300


Micron Technology

COM

595112103

2742

145620

SH



Sole



145620


Netia Holdings SA ADR

ADR

64114B104

68

93800

SH



Sole



93800


Nextel Communications

Class A

65332V103

1728

200000

SH



Sole



200000


Nike Class B

Class B

654106103

7022

150000

SH



Sole



150000


Oxford Health Plans Inc

COM

691471106

888

31250

SH



Sole



31250


SCI Systems Inc.

COM

783890106

3600

200000

SH



Sole



200000


Sanmina Corp

COM

800907107

1630

120000

SH



Sole



120000


Special Metals Corp

COM

847414103

1896

715500

SH



Sole



715500


Titanium Metals Corporation

COM

888339108

3648

1140000

SH



Sole



1140000


USG Corp

COM

903293405

471

126226

SH



Sole



126226


Whitehall Jewellers Inc

COM

965063100

3467

372800

SH



Sole



372800


XO Commun, Inc

Com Class A

983764101

100

245000

SH



Sole



245000


Yahoo Inc

COM

984332106

881

100000

SH



Sole



100000

